Combined and Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0625	$ 0.0625
Ordinary shares, shares authorized (in Shares)	[1]	3,200,000,000	3,200,000,000
Ordinary shares, shares issued (in Shares)	[1]	57,510	34,416
Ordinary shares, shares outstanding (in Shares)	[1]	57,510	34,416
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000,000	20,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	206,598	206,598
Ordinary shares, shares outstanding (in Shares)	[1]	206,598	206,598

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.